Segment Information - Main Products and Service Revenues (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of products and services [Line Items]
Revenues	$ 215,483	$ 7,040	$ 227,514	$ 229,991
Mobile services [Member]
Disclosure of products and services [Line Items]
Revenues	63,906		75,823	78,788
Local telephone and domestic long distance telephone services [Member]
Disclosure of products and services [Line Items]
Revenues	29,996		32,247	34,531
Sales of product [Member]
Disclosure of products and services [Line Items]
Revenues	41,289		37,649	35,377
Broadband access and domestic leased line services [Member]
Disclosure of products and services [Line Items]
Revenues	22,453		22,950	23,315
Data communications internet services [Member]
Disclosure of products and services [Line Items]
Revenues	21,137		21,143	20,906
International network and leased telephone services [Member]
Disclosure of products and services [Line Items]
Revenues	8,724		9,328	10,634
Others [Member]
Disclosure of products and services [Line Items]
Revenues	$ 27,978		$ 28,374	$ 26,440